PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation disclosures
Number of options granted under share incentive plan	11,406,176	12,332,490	17,311,708
Number of option outstanding under share incentive plans (in shares)	80,127,058	84,592,976	77,474,702	66,081,119
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period	4 years	4 years	4 years
Ctrip 2007 Incentive Plan | Employee Stock Option | Employees | After Share Subdivision
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)	11,381,131	13,150,932
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Restricted stock units outstanding (in shares)	0	0
Global Incentive Plan | Employee Stock Option | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan	11,406,176	12,332,490	17,311,708
Number of option outstanding under share incentive plans (in shares)	68,745,927	71,442,044
Global Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision
Share-based compensation disclosures
Number of options granted under share incentive plan	0	0	255,000
Restricted stock units outstanding (in shares)	301,502	553,688